RESULTS BY NATURE	12 Months Ended
Dec. 31, 2020
RESULTS BY NATURE
RESULTS BY NATURE

30.RESULTS BY NATURE

	December 31,	December 31,	December 31,
	2020	2019	2018
Cost of sales (1)
Personnel expenses	(997,080)	(1,374,331)	(649,741)
Variable cost	(7,533,152)	(10,067,716)	(3,197,895)
Logistics cost	(4,156,096)	(2,776,021)	(1,044,899)
Depreciation, depletion and amortization (2)	(5,773,088)	(7,135,049)	(1,523,935)
Operating expenses COVID-19 (3)	(95,024)
Other (4)	(411,891)	609,635	(505,861)
	(18,966,331)	(20,743,482)	(6,922,331)
Selling expenses
Personnel expenses	(205,636)	(215,640)	(145,844)
Services	(114,143)	(85,161)	(78,227)
Logistics cost	(852,562)	(618,089)	(297,129)
Depreciation and amortization	(905,880)	(904,748)	(4,471)
Other (5)	(96,431)	(81,641)	(73,055)
	(2,174,652)	(1,905,279)	(598,726)

General and Administrative expenses
Personnel expenses	(862,308)	(642,543)	(469,661)
Services	(311,975)	(323,841)	(235,544)
Depreciation and amortization	(78,275)	(26,221)	(34,817)
Social actions COVID-19	(48,590)
Operating expenses COVID-19 (3)	(41,076)
Other (6)	(100,968)	(180,753)	(85,187)
	(1,443,192)	(1,173,358)	(825,209)

Other operating (expenses) income net
Rents and leases	4,303	5,805
Result from sale of other products, net	56,791	15,229	8,785
Result from sale and disposal of property, plant and equipment and biological assets, net (4)	56,984	(63,454)	4,523
Result on fair value adjustment of biological assets	466,484	185,399	(129,187)
Insurance reimbursement	5,025	7,917
Amortization of intangible assets	(15,537)	(20,336)	(9,947)
Trade agreement credits (5)		87,000	51,846
Result on disposal of investmets	(9,404)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (6)		128,115	335
Provision for loss and write-off of property, plant and equipment and biological assets			(18,103)
Other operating income (expenses), net	(33,496)	60,079	(5,127)
	531,150	405,754	(96,875)

1) Includes R$524,411 related to idle capacity and maintenance downtime (R$615,394 as of December 31, 2019).

2)In the year ended December 31, 2020 includes amortization of the inventories step up, arising from the business combination with Fibria, in the amount of R$2,178,903.

3)Includes, mainly, expenses in the facilities units for the upgrading of cafeterias and workplaces, expansion of the frequency of conservation, cleaning, hygiene and maintenance of common areas, public transport with more space between passengers, distribution of masks and realization rapid tests on employees working in facilities units.

4)Includes R$3,177 related to dismantling cost arising from land lease agreement used in the formation of the cost of biological assets.

5)Includes expected credit losses, insurance, materials of use and consumption, travel, accommodation, trade fairs and events.

6)Includes corporate expenses, insurance, materials of use and consumption, social programs and donations, travel and accommodation.